UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2009

Item 1. Reports to Stockholders

Fidelity®
New York Municipal
Money Market
Fund

Semiannual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Actual	.55%	$ 1,000.00	$ 1,000.80	$ 2.73
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.07	$ 2.76

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 7/31/09	% of fund's investments 1/31/09	% of fund's investments 7/31/08
0 - 30	88.7	83.5	89.3
31 - 90	4.6	3.1	2.2
91 - 180	3.1	7.0	1.4
181 - 397	3.6	6.4	7.1
Weighted Average Maturity
	7/31/09	1/31/09	7/31/08
Fidelity New York Municipal Money Market Fund	23 Days	33 Days	30 Days
New York Tax-Free Money Market Funds Average*	29 Days	28 Days	31 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2009	As of January 31, 2009
Variable Rate Demand Notes (VRDNs) 72.7%	Variable Rate Demand Notes (VRDNs) 78.0%
Commercial Paper (including CP Mode) 4.9%	Commercial Paper (including CP Mode) 4.9%
Tender Bonds 0.6%	Tender Bonds 0.6%
Municipal Notes 10.2%	Municipal Notes 13.6%
Fidelity Municipal Cash Central Fund 8.2%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 1.9%	Other Investments 2.3%
Net Other Assets 1.5%	Net Other Assets 0.6%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.5%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 1.29%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 5,400,000	$ 5,400,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.92% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	2,500,000	2,500,000
Series 2008 B3, 0.8% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	4,000,000	4,000,000
		6,500,000
Florida - 0.3%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.65%, LOC Bank of America NA, VRDN (a)(d)	1,500,000	1,500,000
Sunshine State Govt. Fing. Commission Rev. Series L:
1% 8/3/09, LOC Dexia Cr. Local de France, CP	6,000,000	6,000,000
1.05% 8/3/09, LOC Dexia Cr. Local de France, CP	4,887,000	4,887,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.69%, LOC Wachovia Bank NA, VRDN (a)(d)	2,800,000	2,800,000
		15,187,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. (Chicago Symphony Orchestra Proj.) Series 2008, 1%, LOC RBS Citizens NA, VRDN (a)	8,000,000	8,000,000
Kentucky - 0.4%
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 3.25%, VRDN (a)(d)	23,800,000	23,800,000
Louisiana - 0.2%
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 2.5%, LOC Citizens Bank of Pennsylvania, VRDN (a)	11,000,000	11,000,000
Maryland - 0.1%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 2.25%, LOC RBS Citizens NA, VRDN (a)	6,900,000	6,900,000
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series DC 8030, 0.65% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Olin College Proj.) Series 2008 C3, 0.9%, LOC RBS Citizens NA, VRDN (a)	$ 26,000,000	$ 26,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.8% (Liquidity Facility Bayerische Landesbank), VRDN (a)	15,000,000	15,000,000
		51,000,000
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 1.72%, LOC RBS Citizens NA, VRDN (a)	6,200,000	6,200,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	5,900,000	5,900,000
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Havenwood-Heritage Heights Proj.) Series 2006 B, 1.25%, LOC RBS Citizens NA, VRDN (a)	5,675,000	5,675,000
New York - 80.5%
Albany City School District RAN Series 2009, 1% 10/7/09	8,500,000	8,501,526
Allegany County Indl. Dev. Agcy. Envir. Facilities Rev. (Atlantic Richfield Co. Proj.) Series 2002, 0.38% (BP PLC Guaranteed), VRDN (a)(d)	7,000,000	7,000,000
Chautauqua County Indl. Dev. Agcy. Exempt Facility Rev. (NRG Dunkirk Pwr. Proj.) Series 2009, 0.28%, LOC Bank of America NA, VRDN (a)	29,000,000	29,000,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.5%, LOC HSBC Bank USA, NA, VRDN (a)(d)	1,825,000	1,825,000
Copiague Union Free School District TAN 1.5% 6/25/10	14,700,000	14,828,713
Depew Union Free School District BAN:
Series A, 2% 6/2/10	15,000,000	15,136,622
2.5% 1/14/10	15,000,000	15,083,524
East Aurora Union Free School District BAN 2% 2/15/10	14,600,000	14,696,106
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 0.55%, LOC HSBC Bank USA, NA, VRDN (a)(d)	9,780,000	9,780,000
Jericho Union Free School District TAN 1.5% 6/18/10	10,000,000	10,089,216
Lindenhurst Unified Free School District TAN 1.5% 6/23/10	20,300,000	20,483,975
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	3,250,000	3,250,000
Monroe County Indl. Dev. Agcy. Rev. (Advent Tool & Mold Proj.) Series 1990 D, 0.85%, LOC HSBC Bank USA, NA, VRDN (a)(d)	310,000	310,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Nassau County Gen. Oblig.:
BAN Series 2008, 2.5% 10/15/09	$ 59,500,000	$ 59,651,369
RAN Series 2009 A, 2% 4/15/10	25,000,000	25,266,596
Nassau County Interim Fin. Auth. Series 2008 B, 0.33% (Liquidity Facility KBC Bank NV), VRDN (a)	16,000,000	16,000,000
Nassau Health Care Corp. Rev.:
Bonds:
Series 2009 C1, 0.45%, tender 8/28/09, LOC Wachovia Bank NA (a)	9,400,000	9,400,000
Series 2009 C2, 0.4%, tender 10/7/09, LOC Wachovia Bank NA (a)	11,950,000	11,950,000
Series 2009 D2, 0.43%, tender 10/27/09, LOC JPMorgan Chase Bank (a)	13,000,000	13,000,000
Series 2009 B1, 0.25%, LOC TD Banknorth, N.A., VRDN (a)	13,000,000	13,000,000
Series 2009 D1, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	26,350,000	26,350,000
New York City Gen. Oblig.:
Bonds:
Series 2002 B, 5.25% 8/1/09	8,500,000	8,500,000
Series 2004 E, 5.25% 8/1/09	21,510,000	21,510,000
Series 2004 G, 5% 8/1/09	9,965,000	9,965,000
Series 2004 I, 5% 8/1/09	10,950,000	10,950,000
Participating VRDN:
Series BA 08 1064, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	18,050,000	18,050,000
Series Putters 3217, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	16,905,000	16,905,000
Series 1994 A7, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	3,300,000	3,300,000
Series 1994 E5, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
Series 2004 A2, 0.32%, LOC Bank of America NA, VRDN (a)	10,900,000	10,900,000
Series 2004 H1, 0.3%, LOC Bank of New York, New York, VRDN (a)	1,100,000	1,100,000
Series 2004 H6, 0.35%, LOC Bank of America NA, VRDN (a)	28,015,000	28,015,000
Series 2006 E3, 0.29%, LOC Bank of America NA, VRDN (a)	29,340,000	29,340,000
Series 2006 I3, 0.33%, LOC Bank of America NA, VRDN (a)	16,150,000	16,150,000
Series 2006 I5, 0.3%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	15,100,000	15,100,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2006 I8, 0.36%, LOC Bank of America NA, VRDN (a)	$ 22,500,000	$ 22,500,000
Series 2008 J10, 0.25% (Liquidity Facility BNP Paribas SA), VRDN (a)	1,000,000	1,000,000
Series 2008 J4, 0.33% (Liquidity Facility Bank of America NA), VRDN (a)	7,600,000	7,600,000
Series 2008 J5, 0.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	900,000	900,000
Series 2008 J9, 0.26% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	1,000,000	1,000,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	4,200,000	4,200,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 1.5%, LOC RBS Citizens NA, VRDN (a)	15,000,000	15,000,000
(Cook Street Apts. Proj.) Series A, 0.39%, LOC JPMorgan Chase Bank, VRDN (a)(d)	26,600,000	26,600,000
(Pitt Street Residence Proj.) Series A, 0.36%, LOC JPMorgan Chase Bank, VRDN (a)(d)	31,000,000	31,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,430,000	5,430,000
(89 Murray St. Proj.) Series A, 0.37%, LOC Fannie Mae, VRDN (a)(d)	4,000,000	4,000,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.38%, LOC Citibank NA, VRDN (a)(d)	23,500,000	23,500,000
(First Avenue Dev. Proj.) Series 2002 A, 0.37%, LOC Fannie Mae, VRDN (a)(d)	18,000,000	18,000,000
(Related-Upper East Proj.) Series A, 0.45%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	57,000,000	57,000,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.44%, LOC Citibank NA, VRDN (a)(d)	3,000,000	3,000,000
(State Renaissance Court Proj.) Series A, 0.35%, LOC Freddie Mac, VRDN (a)(d)	26,500,000	26,500,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.37%, LOC Fannie Mae, VRDN (a)(d)	20,000,000	20,000,000
Series A, 0.36%, LOC JPMorgan Chase Bank, VRDN (a)(d)	6,420,000	6,420,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	16,400,000	16,400,000
(Brittany Dev. Proj.) Series A, 0.37%, LOC Fannie Mae, VRDN (a)(d)	2,200,000	2,200,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(Morris Avenue Apts. Proj.) Series A, 0.37%, LOC Fannie Mae, VRDN (a)(d)	$ 39,400,000	$ 39,400,000
(One Columbus Place Dev. Proj.) Series A, 0.37%, LOC Fannie Mae, VRDN (a)(d)	34,100,000	34,100,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.45%, LOC Fannie Mae, VRDN (a)(d)	54,700,000	54,700,000
(Rivereast Apts. Proj.) Series A, 0.35%, LOC Freddie Mac, VRDN (a)(d)	45,550,000	45,550,000
(Sierra Dev. Proj.) Series A, 0.37%, LOC Fannie Mae, VRDN (a)(d)	29,730,000	29,730,000
(West 43rd Street Proj.) Series 1999 A, 0.37%, LOC Fannie Mae, VRDN (a)(d)	24,200,000	24,200,000
(West End Towers Proj.) Series 2004 A, 0.37%, LOC Fannie Mae, VRDN (a)(d)	15,000,000	15,000,000
Series 2002 A, 0.37%, LOC Fannie Mae, VRDN (a)(d)	12,500,000	12,500,000
Series 2008 A, 0.45%, LOC Freddie Mac, VRDN (a)(d)	72,760,000	72,760,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	5,375,000	5,375,000
(Casa Proj.) Series 2000, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	9,550,000	9,550,000
New York City Indl. Dev. Agcy. Rev. (123 Washington LLC Proj.) Series 2007, 0.95%, LOC Landesbank Baden-Wuert, VRDN (a)	22,000,000	22,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
(Korean Airlines Proj.):
Series 1997 A, 0.33%, LOC HSBC Bank USA, NA, VRDN (a)(d)	32,900,000	32,900,000
Series 1997 B, 0.33%, LOC HSBC Bank USA, NA, VRDN (a)(d)	15,500,000	15,500,000
(New York Stock Exchange Proj.) Series 2004 B, 0.28%, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 07 1038, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	35,770,000	35,770,000
Series BA 08 1192, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	2,750,000	2,750,000
Series BA 08 1206, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	4,400,000	4,400,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series BBT 08 15, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	$ 3,950,000	$ 3,950,000
Series EGL 06 69 Class A, 0.38% (Liquidity Facility Citibank NA) (a)(e)	22,570,000	22,570,000
Series EGL 07 0157, 0.38% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	7,000,000	7,000,000
Series EGL 7050083 Class A, 0.45% (Liquidity Facility Citibank NA) (a)(e)	8,000,000	8,000,000
Series MS 3027, 0.36% (Liquidity Facility Morgan Stanley) (a)(e)	4,990,000	4,990,000
Series PT 3992, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,995,000	5,995,000
Series Putters 3092, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,500,000	15,500,000
Series Putters 3231Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	16,175,000	16,175,000
Series Putters 3384, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,875,000	1,875,000
Series Putters 3482, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series Putters 3485, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,250,000	11,250,000
Series Putters 3496Z, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,025,000	8,025,000
Series Putters 3497Z, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,260,000	13,260,000
Series ROC II R 10381, 0.38% (Liquidity Facility Citibank NA) (a)(e)	4,070,000	4,070,000
Series ROC II R 10388, 0.45% (Liquidity Facility Citibank NA) (a)(e)	14,850,000	14,850,000
Series ROC II R 11249, 0.38% (Liquidity Facility Citibank NA) (a)(e)	10,165,000	10,165,000
Series ROC II R 11264, 0.38% (Liquidity Facility Citibank NA) (a)(e)	6,590,000	6,590,000
Series ROC II R 441, 0.38% (Liquidity Facility Citibank NA) (a)(e)	13,500,000	13,500,000
Series 2000 C, 0.36% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	32,600,000	32,600,000
Series 2001 F1, 0.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	20,900,000	20,900,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 AA2, 0.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	$ 28,895,000	$ 28,895,000
Series 2008 B1, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	14,497,000	14,497,000
Series 2008 BB4, 0.5% (Liquidity Facility Fortis Banque SA), VRDN (a)	10,300,000	10,300,000
Series 7, 0.45% 9/3/09, CP	28,800,000	28,800,000
Series 8, 0.55% 8/14/09, CP	19,300,000	19,300,000
Series F2, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	14,675,000	14,675,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1079, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series BA 08 3505, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	4,035,000	4,035,000
Series EGL 07 0024, 0.38% (Liquidity Facility Citibank NA) (a)(e)	19,700,000	19,700,000
Series Putters 3218, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,300,000	5,300,000
Series Putters 3544, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,655,000	10,655,000
Series 1999 A2, 0.23% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	5,100,000	5,100,000
Series 2001 A, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,000,000	5,000,000
Series 2003 C2, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,900,000	2,900,000
New York City Trust Cultural Resources Rev.:
(Guggenheim Foundation Proj.) Series 1990 B, 0.28%, LOC Bank of America NA, VRDN (a)	2,050,000	2,050,000
(Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 B2, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	33,500,000	33,500,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series BA 08 1189, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	6,750,000	6,750,000
Series Putters 3239, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,075,000	5,075,000
Series Putters 3281Z, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	14,530,000	14,530,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
Participating VRDN:
Series PT 4623, 0.39% (Liquidity Facility Deutsche Postbank AG) (a)(e)	$ 17,720,000	$ 17,720,000
Series Putters 3382, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995,000	4,995,000
Series Putters 3383, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,500,000	8,500,000
Series SGA 01 132, 0.43% (Liquidity Facility Societe Generale) (a)(e)	2,000,000	2,000,000
(Barnard College Proj.) Series 2008, 2.4%, LOC RBS Citizens NA, VRDN (a)	7,100,000	7,100,000
(City Univ. Proj.) Series 2008 C, 0.28%, LOC Bank of America NA, VRDN (a)	82,550,000	82,550,000
(College of New Rochelle Proj.) Series 2008, 2.4%, LOC RBS Citizens NA, VRDN (a)	19,700,000	19,700,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.3%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	45,970,000	45,970,000
(Pratt Institute Proj.) Series 2009 A, 0.3%, LOC TD Banknorth, NA, VRDN (a)	10,000,000	10,000,000
(The Culinary Institute of America Proj.) Series 2004 C, 0.27%, LOC TD Banknorth, N.A., VRDN (a)	12,600,000	12,600,000
(Univ. of Rochester Proj.):
Series 2003 C, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	8,000,000	8,000,000
Series 2006 B1, 0.3%, LOC Bank of America NA, VRDN (a)	11,050,000	11,050,000
Series 2008 A1, 0.3%, LOC Bank of America NA, VRDN (a)	19,030,000	19,030,000
Series 2003 D2E, 0.26%, LOC Royal Bank of Canada, VRDN (a)	4,955,000	4,955,000
New York Dorm. Authoirty Personal Income Tax Rev. Participating VRDN Series BA 08 1148, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	7,500,000	7,500,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series PT 4641, 0.39% (Liquidity Facility Deutsche Postbank AG) (a)(e)	8,000,000	8,000,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	1,300,000	1,300,000
Series 2000 A, 0.3%, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
(125 West 31st Street Proj.) Series 2005 A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	117,300,000	117,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(1500 Lexington Avenue Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (a)(d)	$ 15,475,000	$ 15,475,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.37%, LOC Fannie Mae, VRDN (a)(d)	62,700,000	62,700,000
(316 Eleventh Ave. Hsg. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	43,000,000	43,000,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (a)	9,600,000	9,600,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.43%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	17,450,000	17,450,000
Series 2002 A, 0.43%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	35,500,000	35,500,000
Series 2004 A, 0.43%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	10,600,000	10,600,000
(455 West 37th Street Hsg. Proj.) Series A, 0.43%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	108,600,000	108,600,000
(505 West 37th Street Proj.) Series 2008 A, 0.45%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	19,700,000	19,700,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.37%, LOC Fannie Mae, VRDN (a)(d)	56,100,000	56,100,000
(600 West 42nd Street Hsg. Proj.):
Series 2007 A, 0.35%, LOC Bank of New York, New York, VRDN (a)(d)	183,100,000	183,100,000
Series 2008 A, 0.25%, LOC Bank of New York, New York, VRDN (a)(d)	100,000,000	100,000,000
(66 West 38th Street Hsg. Proj.) Series A:
0.29%, LOC Fannie Mae, VRDN (a)(d)	44,300,000	44,300,000
0.32%, LOC Fannie Mae, VRDN (a)(d)	4,750,000	4,750,000
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.37%, LOC Fannie Mae, VRDN (a)(d)	10,000,000	10,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	34,500,000	34,500,000
Series 1999 A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	16,400,000	16,400,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.35%, LOC Freddie Mac, VRDN (a)(d)	40,000,000	40,000,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.35%, LOC Freddie Mac, VRDN (a)(d)	51,400,000	51,400,000
(Bowery Place Hsg. Proj.) Series 2006 A, 0.35%, LOC Bank of America NA, VRDN (a)(d)	93,800,000	93,800,000
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Clinton Green North Hsg. Proj.):
Series 2005 A, 0.28%, LOC Freddie Mac, VRDN (a)(d)	$ 60,000,000	$ 60,000,000
Series 2006 A, 0.28%, LOC Freddie Mac, VRDN (a)(d)	34,000,000	34,000,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.28%, LOC Freddie Mac, VRDN (a)(d)	75,000,000	75,000,000
(East 39th Street Hsg. Proj.) Series 1999 A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	23,000,000	23,000,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.37%, LOC Freddie Mac, VRDN (a)(d)	14,925,000	14,925,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.37%, LOC Fannie Mae, VRDN (a)(d)	33,530,000	33,530,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.37%, LOC Freddie Mac, VRDN (a)(d)	28,570,000	28,570,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.42%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	65,000,000	65,000,000
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.34%, LOC Fannie Mae, VRDN (a)(d)	7,435,000	7,435,000
(Saville Hsg. Proj.) Series 2002 A, 0.37%, LOC Freddie Mac, VRDN (a)(d)	10,000,000	10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.34%, LOC Freddie Mac, VRDN (a)(d)	16,500,000	16,500,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.34%, LOC Freddie Mac, VRDN (a)(d)	14,100,000	14,100,000
(South Cove Plaza Proj.) Series A, 0.35%, LOC Freddie Mac, VRDN (a)(d)	19,300,000	19,300,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.39%, LOC Fannie Mae, VRDN (a)(d)	11,300,000	11,300,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.28%, LOC Freddie Mac, VRDN (a)(d)	33,800,000	33,800,000
(Tribeca Park Proj.) Series 1997 A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	15,600,000	15,600,000
(Union Square South Proj.) Series 1996 A, 0.37%, LOC Fannie Mae, VRDN (a)(d)	26,300,000	26,300,000
(West 23rd Street Hsg. Proj.) 0.29%, LOC Fannie Mae, VRDN (a)(d)	2,900,000	2,900,000
(West 23rd Street Proj.) 0.29%, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
(Worth Street Hsg. Proj.) Series A:
0.28%, LOC Fannie Mae, VRDN (a)(d)	2,400,000	2,400,000
0.28%, LOC Fannie Mae, VRDN (a)(d)	2,000,000	2,000,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 E, 0.28%, LOC BNP Paribas SA, VRDN (a)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Svc. Contract Rev.: - continued
Series 2003 I, 0.38%, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 23,900,000	$ 23,900,000
Series 2003 L, 0.3%, LOC Bank of America NA, VRDN (a)	18,900,000	18,900,000
Series 2003 M1, 0.3%, LOC Bank of America NA, VRDN (a)	3,200,000	3,200,000
Series 2003 M2, 0.28%, LOC Bank of America NA, VRDN (a)	4,200,000	4,200,000
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 C, 3.5% 11/15/09	32,100,000	32,239,173
RAN Series 2009, 2% 12/31/09	56,200,000	56,574,593
Series A, 0.4% 8/21/09, LOC ABN-AMRO Bank NV, CP	34,000,000	34,000,000
Series B, 0.38% 8/10/09, LOC ABN-AMRO Bank NV, CP	51,100,000	51,100,000
Series C, 0.5% 8/12/09, LOC ABN-AMRO Bank NV, CP	25,800,000	25,800,000
New York Pwr. Auth.:
Series 1:
0.45% 8/13/09, CP	15,000,000	15,000,000
0.5% 8/13/09, CP	3,300,000	3,300,000
0.6% 8/4/09, CP	6,000,000	6,000,000
0.9% 9/10/09, CP	11,460,000	11,460,000
1% 9/10/09, CP	5,000,000	5,000,000
Series 2:
0.5% 9/2/09, CP	7,600,000	7,600,000
0.55% 9/3/09, CP	18,050,000	18,050,000
0.6% 8/27/09, CP	29,850,000	29,850,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series ROC II R 10403, 0.45% (Liquidity Facility Citibank NA) (a)(e)	9,900,000	9,900,000
New York State Dorm. Auth. Lease Rev. Bonds Series A, 5.25% 5/15/10	1,400,000	1,447,585
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. Proj.):
Series 2004 C1, 0.42%, LOC Citibank NA, VRDN (a)(d)	11,100,000	11,100,000
Series 2004 C3, 0.38%, LOC Citibank NA, VRDN (a)(d)	2,600,000	2,600,000
Series 2005 A2, 0.28%, LOC Wachovia Bank NA, VRDN (a)	3,700,000	3,700,000
Series 2005 A3, 0.45%, LOC Wachovia Bank NA, VRDN (a)	5,000,000	5,000,000
Series C2, 0.65%, LOC Citibank NA, VRDN (a)(d)	10,000,000	10,000,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.):
Series 1994 B, 0.34%, LOC JPMorgan Chase Bank, VRDN (a)	12,500,000	12,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.): - continued
Series 1994 D1, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	$ 18,500,000	$ 18,500,000
New York State Gen. Oblig. Participating VRDN Series Putters 3346, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,780,000	1,780,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2009 B, 2% 4/1/10	7,645,000	7,723,565
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2003 A, 5% 3/15/10	1,945,000	1,994,994
New York Urban Dev. Corp. Rev.:
Bonds (State Facilities and Equip. Proj.) Series 2007 C, 5% 3/15/10	3,600,000	3,698,046
Participating VRDN Series Putters 2750, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,055,000	8,055,000
Series 2008 A1, 0.23%, LOC Wachovia Bank NA, VRDN (a)	8,000,000	8,000,000
Newburgh City School District BAN 2.5% 12/18/09	16,500,000	16,587,593
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	1,025,000	1,025,000
Orangetown Gen. Oblig. BAN 2.5% 12/10/09	8,445,000	8,487,854
Palmyra-Macedon Central School District BAN 1.5% 6/17/10	10,300,000	10,359,038
Pelham Union Free School District BAN (School Construction Proj.) Series 2009, 1.75% 11/26/09	9,775,000	9,817,842
Penfield Central School District BAN 2.5% 12/23/09	10,000,000	10,055,391
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.7%, LOC Citibank NA, VRDN (a)(d)	1,690,000	1,690,000
Rochester Gen. Oblig. BAN Series 2008 II, 2.75% 8/25/09	14,200,000	14,210,561
Rockland County Gen. Oblig. BAN Series 2008 C, 3% 9/3/09	12,771,000	12,785,294
Rockville Ctr. Union Free School District TAN 1.5% 6/25/10	10,000,000	10,085,678
Rotterdam-Mohonasen Central School District BAN 2% 7/9/10	14,100,000	14,238,721
Saratoga County Gen. Oblig. BAN 4% 10/30/09	6,760,000	6,771,618
Schenectady Gen. Oblig. BAN Series 2009, 2.5% 5/21/10	17,400,000	17,508,389
Suffolk County Gen. Oblig. TAN:
Series 2008 II, 3% 9/10/09	55,700,000	55,791,054
Series 2009 I, 2% 8/13/09	49,100,000	49,119,363
Tarrytown Union Free School District BAN:
1.5% 2/19/10	21,630,000	21,721,455
2.25% 8/14/09	20,847,000	20,851,158
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Bonds Series 2008 B, 5% 6/1/10	$ 5,000,000	$ 5,156,459
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3083, 0.36% (Liquidity Facility Morgan Stanley) (a)(e)	6,975,000	6,975,000
Series Putters 3093, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,765,000	9,765,000
Series Putters 3330, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,240,000	12,240,000
Series 2005 B3, 0.33% (Liquidity Facility Bank of America NA), VRDN (a)	17,230,000	17,230,000
Ulster County Gen. Oblig. BAN Series 2008, 2.5% 11/20/09	11,645,434	11,666,966
Union Endicott Central School District BAN 3% 9/10/09	11,500,000	11,513,104
Warren and Washington Counties Indl. Dev. Agcy. Civic Facility Rev. (The Glen at Hiland Meadows Proj.) Series 2000, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	11,250,000	11,250,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	23,350,000	23,350,000
		4,420,880,141
New York & New Jersey - 4.8%
New York and New Jersey Port Auth. Rev. Participating VRDN Series ROC II R 11743, 0.52% (Liquidity Facility Citibank NA) (a)(d)(e)	5,605,000	5,605,000
Port Auth. of New York & New Jersery Participating VRDN Series WF 08 2C, 0.43% (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	8,710,000	8,710,000
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 08 1055, 0.51% (Liquidity Facility Bank of America NA) (a)(d)(e)	15,580,000	15,580,000
Series BA 08 1066, 0.51% (Liquidity Facility Bank of America NA) (a)(d)(e)	8,205,000	8,205,000
Series BA 08 1067, 0.51% (Liquidity Facility Bank of America NA) (a)(d)(e)	16,840,000	16,840,000
Series BA 08 1107, 0.51% (Liquidity Facility Bank of America NA) (a)(d)(e)	8,085,000	8,085,000
Series EGL 06 107 Class A, 0.47% (Liquidity Facility Citibank NA) (a)(d)(e)	81,600,000	81,600,000
Series EGL 07 0047, 0.45% (Liquidity Facility Citibank NA) (a)(d)(e)	45,000,000	45,000,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 1546, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 6,625,000	$ 6,625,000
Series Putters 2945, 0.47% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,665,000	1,665,000
Series Putters 3090, 0.47% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,550,000	5,550,000
Series Putters 3114, 0.47% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	15,790,000	15,790,000
Series Putters 3523, 0.56% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,140,000	5,140,000
Series ROC II R 11715, 0.47% (Liquidity Facility Citibank NA) (a)(d)(e)	11,250,000	11,250,000
Series ROC II R 238, 0.52% (Liquidity Facility Citibank NA) (a)(d)(e)	6,925,000	6,925,000
Series ROC II R 664, 0.38% (Liquidity Facility Citibank NA) (a)(e)	4,840,000	4,840,000
Series 1991 2, 0.49%, VRDN (a)(d)(f)	6,400,000	6,400,000
Series 2004 3, 0.47%, VRDN (a)	5,365,000	5,365,000
Series 2004 4, 0.55%, VRDN (a)(d)	3,540,000	3,540,000
Series A, 0.55% 8/4/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	2,030,000	2,030,000
		264,745,000
Ohio - 0.8%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.25%, VRDN (a)(d)	30,600,000	30,600,000
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.9%, VRDN (a)	1,000,000	1,000,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 1.72%, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
		41,600,000
Pennsylvania - 0.6%
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (a)	13,400,000	13,400,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,960,000	4,960,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 B, 1.72%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 12,400,000	$ 12,400,000
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 2.35%, LOC RBS Citizens NA, VRDN (a)	3,800,000	3,800,000
		34,560,000
Rhode Island - 0.4%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 1.25%, LOC RBS Citizens NA, VRDN (a)	23,340,000	23,340,000
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Carolina Ceramics LLC Proj.) 0.64%, LOC Wachovia Bank NA, VRDN (a)(d)	2,400,000	2,400,000
Texas - 0.1%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.46%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	4,000,000	4,000,000
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Norwich Univ. Proj.) Series 2008, 1.58%, LOC RBS Citizens NA, VRDN (a)	13,500,000	13,500,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.58%, LOC Fortis Banque SA, VRDN (a)(d)	5,000,000	5,000,000
Washington Gen. Oblig. Participating VRDN Series Putters 748, 0.56% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,855,000	1,855,000
		6,855,000
West Virginia - 0.1%
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 2.5% tender 8/3/09, LOC Dexia Cr. Local de France, CP mode (d)	3,670,000	3,670,000
	Shares
Other - 8.2%
Fidelity Municipal Cash Central Fund, 0.39% (b)(c)	449,284,000	449,284,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $5,410,396,141)		5,410,396,141
NET OTHER ASSETS - 1.5%		83,752,008
NET ASSETS - 100%		$ 5,494,148,149
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 2, 0.49%, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 361,641
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,961,112,141)	$ 4,961,112,141
Fidelity Central Funds (cost $449,284,000)	449,284,000
Total Investments (cost $5,410,396,141)		$ 5,410,396,141
Cash		9,180,386
Receivable for investments sold		127,249,512
Receivable for fund shares sold		54,696,241
Interest receivable		9,521,642
Distributions receivable from Fidelity Central Funds		108,301
Prepaid expenses		313,931
Other receivables		8,976
Total assets		5,611,475,130

Liabilities
Payable for fund shares redeemed	114,241,548
Distributions payable	560
Accrued management fee	1,727,112
Other affiliated payables	1,246,617
Other payables and accrued expenses	111,144
Total liabilities		117,326,981

Net Assets		$ 5,494,148,149
Net Assets consist of:
Paid in capital		$ 5,494,491,011
Distributions in excess of net investment income		(385,062)
Accumulated undistributed net realized gain (loss) on investments		42,200
Net Assets, for 5,491,102,455 shares outstanding		$ 5,494,148,149
Net Asset Value, offering price and redemption price per share ($5,494,148,149 ÷ 5,491,102,455 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Interest		$ 20,008,801
Income from Fidelity Central Funds		361,641
Total income		20,370,442

Expenses
Management fee	$ 10,714,566
Transfer agent fees	3,572,193
Accounting fees and expenses	245,175
Custodian fees and expenses	56,586
Independent trustees' compensation	10,125
Registration fees	31,181
Audit	26,955
Legal	24,326
Money Market Guarantee Program Fee	1,110,462
Miscellaneous	581,995
Total expenses before reductions	16,373,564
Expense reductions	(471,147)	15,902,417
Net investment income		4,468,025
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		101,107
Net increase in net assets resulting from operations		$ 4,569,132

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,468,025	$ 82,732,458
Net realized gain (loss)	101,107	334,507
Net increase in net assets resulting from operations	4,569,132	83,066,965
Distributions to shareholders from net investment income	(4,853,087)	(82,734,534)
Distributions to shareholders from net realized gain	-	(543,491)
Total distributions	(4,853,087)	(83,278,025)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,788,703,529	22,109,870,213
Reinvestment of distributions	4,794,890	81,584,612
Cost of shares redeemed	(8,241,895,710)	(21,820,176,305)
Net increase (decrease) in net assets and shares resulting from share transactions	(448,397,291)	371,278,520
Total increase (decrease) in net assets	(448,681,246)	371,067,460

Net Assets
Beginning of period	5,942,829,395	5,571,761,935
End of period (including distributions in excess of net investment income of $385,062 and $0, respectively)	$ 5,494,148,149	$ 5,942,829,395

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.015	.031	.030	.021	.008
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.015	.031	.030	.021	.008
Distributions from net investment income	(.001)	(.015)	(.031)	(.030)	(.021)	(.008)
Distributions from net realized gain	-	- F	- F	-	- F	-
Total distributions	(.001)	(.015)	(.031)	(.030)	(.021)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.08%	1.49%	3.17%	3.06%	2.11%	.80%
Ratios to Average Net Assets D, E
Expenses before reductions	.57% A	.52%	.50%	.51%	.51%	.52%
Expenses net of fee waivers, if any	.55% A	.52%	.50%	.51%	.51%	.52%
Expenses net of all reductions	.55% A	.47%	.40%	.39%	.40%	.50%
Net investment income	.16% A	1.45%	3.11%	3.02%	2.08%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,494,148	$ 5,942,829	$ 5,571,762	$ 4,518,523	$ 3,583,892	$ 3,217,928

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 28, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Fund. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Cost for federal income tax purposes	$ 5,410,396,141

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver is $471,147.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to the market volatility. As a result, the Fund's cash position may be significant during the period.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	2,824,866,659.44	95.247
Withheld	140,954,635.73	4.753
TOTAL	2,965,821,295.17	100.000
Albert R. Gamper, Jr.
Affirmative	2,826,472,229.06	95.301
Withheld	139,349,066.11	4.699
TOTAL	2,965,821,295.17	100.000
Abigail P. Johnson
Affirmative	2,823,209,261.72	95.191
Withheld	142,612,033.45	4.809
TOTAL	2,965,821,295.17	100.000
Arthur E. Johnson
Affirmative	2,823,713,458.39	95.208
Withheld	142,107,836.78	4.792
TOTAL	2,965,821,295.17	100.000
Michael E. Kenneally
Affirmative	2,827,655,790.50	95.341
Withheld	138,165,504.67	4.659
TOTAL	2,965,821,295.17	100.000
James H. Keyes
Affirmative	2,827,866,607.19	95.349
Withheld	137,954,687.98	4.651
TOTAL	2,965,821,295.17	100.000
Marie L. Knowles
Affirmative	2,828,174,804.15	95.359
Withheld	137,646,491.02	4.641
TOTAL	2,965,821,295.17	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	2,827,186,678.83	95.326
Withheld	138,634,616.34	4.674
TOTAL	2,965,821,295.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
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Illinois

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Indiana

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Kansas

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Maine

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Maryland

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Massachusetts

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Semiannual Report

405 Cochituate Road
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551 Boston Turnpike
Shrewsbury, MA

Michigan

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Ann Arbor, MI

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Minnesota

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Missouri

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Nevada

2225 Village Walk Drive
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New Jersey

501 Route 73 South
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35 Morris Street
Morristown, NJ

396 Route 17, North
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3518 Route 1 North
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530 Broad Street
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New Mexico

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New York

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North Carolina

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Ohio

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Pennsylvania

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Rhode Island

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3018 Peoples Street
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Texas

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Irving, TX

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Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
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Washington

10500 NE 8th Street
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Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

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Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

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P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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(9 a.m. - 9 p.m. Eastern time)

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Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NFS-USAN-0909
1.853335.102

Fidelity®
New York AMT
Tax-Free Money Market Fund -

New York AMT Tax-Free
Money Market

Institutional Class

Service Class

Semiannual Report

July 31, 2009

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Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
New York AMT Tax-Free Money Market	.35%
Actual		$ 1,000.00	$ 1,001.40	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Institutional Class	.25%
Actual		$ 1,000.00	$ 1,001.90	$ 1.24
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Service Class	.49%
Actual		$ 1,000.00	$ 1,000.70	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 7/31/09	% of fund's investments 1/31/09	% of fund's investments 7/31/08
0 - 30	87.4	81.0	88.6
31 - 90	6.4	2.4	2.8
91 - 180	3.2	9.0	2.7
181 - 397	3.0	7.6	5.9
Weighted Average Maturity
	7/31/09	1/31/09	7/31/08
Fidelity New York AMT Tax-Free Money Market Fund	22 Days	38 Days	29 Days
Fidelity New York Tax-Free Money Market Funds Average*	29 Days	28 Days	31 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2009	As of January 31, 2009
Variable Rate Demand Notes (VRDNs) 79.6%	Variable Rate Demand Notes (VRDNs) 73.9%
Commercial Paper (including CP Mode) 5.3%	Commercial Paper (including CP Mode) 6.2%
Tender Bonds 0.0%	Tender Bonds 0.6%
Municipal Notes 8.9%	Municipal Notes 13.7%
Fidelity Tax-Free Cash Central Fund 1.7%	Fidelity Tax-Free Cash Central Fund 0.0%
Other Investments 2.7%	Other Investments 3.6%
Net Other Assets 1.8%	Net Other Assets 2.0%

* Source: iMoneyNet, Inc

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.2%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 1.29%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 2,600,000	$ 2,600,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.92% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,200,000	1,200,000
Series 2008 B3, 0.8% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,900,000	1,900,000
		3,100,000
Florida - 0.5%
Palm Beach County Rev. (Hospice of Palm Beach Proj.) Series 2001, 0.56%, LOC Northern Trust Co., Chicago, VRDN (a)	5,500,000	5,500,000
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.49%, LOC Bank of Scotland PLC, VRDN (a)	8,200,000	8,200,000
		13,700,000
Illinois - 0.6%
Illinois Fin. Auth. Rev.:
Participating VRDN Series BA 08 1205, 0.36% (Liquidity Facility Bank of America NA) (a)(d)	4,170,000	4,170,000
(Chicago Symphony Orchestra Proj.) Series 2008, 1%, LOC RBS Citizens NA, VRDN (a)	11,000,000	11,000,000
		15,170,000
Indiana - 0.5%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 F, 0.32%, LOC Bank of New York, New York, VRDN (a)	7,640,000	7,640,000
Series 2008 G, 0.32%, LOC Bank of New York, New York, VRDN (a)	4,000,000	4,000,000
		11,640,000
Kentucky - 0.4%
Boyle County College Rev. (Centre College Proj.) Series 2008 A, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	10,385,000	10,385,000
Massachusetts - 0.1%
Massachusetts Dev. Fin. Agcy. Rev. (Masonic Nursing Home, Inc. Proj.) Series 2002, 2.35%, LOC RBS Citizens NA, VRDN (a)	2,965,000	2,965,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 1.72%, LOC RBS Citizens NA, VRDN (a)	$ 2,900,000	$ 2,900,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	2,800,000	2,800,000
New York - 89.7%
Albany City School District TAN Series 2009, 1% 10/7/09	10,000,000	10,001,795
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.35%, LOC Bank of America NA, VRDN (a)	2,105,000	2,105,000
East Aurora Union Free School District BAN 2% 2/15/10	6,900,000	6,945,420
Harrison Gen. Oblig. BAN Series 2009, 0.8% 3/18/10	13,092,820	13,098,899
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	10,025,000	10,025,000
Lindenhurst Unified Free School District TAN 1.5% 6/23/10	9,700,000	9,787,909
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	31,100,000	31,100,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	3,775,000	3,775,000
Nassau County Gen. Oblig. BAN Series 2008, 2.5% 10/15/09	30,500,000	30,577,593
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.29%, LOC Bank of America NA, VRDN (a)	7,550,000	7,550,000
Nassau County Interim Fin. Auth. Series 2008 B, 0.33% (Liquidity Facility KBC Bank NV), VRDN (a)	23,100,000	23,100,000
Nassau County Swr. & Storm Wtr. Fin. Bonds Series 2008 A, 5% 11/1/09	5,515,000	5,553,258
New York City Gen. Oblig.:
Bonds:
Series 2004 E, 5.25% 8/1/09	13,600,000	13,600,000
Series 2004 G, 5% 8/1/09	5,000,000	5,000,000
Series 2008 G, 5% 8/1/09	6,300,000	6,300,000
Participating VRDN:
Series BA 08 1052, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	12,895,000	12,895,000
Series BA 08 1064, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	13,040,000	13,040,000
Series BA 08 1131, 0.61% (Liquidity Facility Bank of America NA) (a)(d)	9,715,000	9,715,000
Series Putters 2279, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,175,000	11,175,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series Putters 2951, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 4,460,000	$ 4,460,000
Series Putters 3118, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,185,000	5,185,000
Series Putters 3282, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,325,000	3,325,000
Series 1993 E5, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	3,400,000	3,400,000
Series 1995 B8, 0.28%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	16,960,000	16,960,000
Series 1995 B9, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	6,500,000	6,500,000
Series 1995 F4, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,695,000	6,695,000
Series 1995 F5, 0.28%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	20,400,000	20,400,000
Series 2003 C3, 0.31%, LOC BNP Paribas SA, VRDN (a)	7,335,000	7,335,000
Series 2003 C4, 0.26%, LOC BNP Paribas SA, VRDN (a)	37,080,000	37,080,000
Series 2003 C5, 0.27%, LOC Bank of New York, New York, VRDN (a)	8,565,000	8,565,000
Series 2003 G2, 0.23%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	4,035,000	4,035,000
Series 2003 H2, 0.23%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	500,000	500,000
Series 2004 A3, 0.23%, LOC BNP Paribas SA, VRDN (a)	15,475,000	15,475,000
Series 2004 H1, 0.3%, LOC Bank of New York, New York, VRDN (a)	26,200,000	26,200,000
Series 2004 H2 0.27%, LOC Bank of New York, New York, VRDN (a)	6,905,000	6,905,000
Series 2004 H3, 0.31%, LOC Bank of New York, New York, VRDN (a)	3,500,000	3,500,000
Series 2004 H6, 0.35%, LOC Bank of America NA, VRDN (a)	40,880,000	40,880,000
Series 2006 E3, 0.29%, LOC Bank of America NA, VRDN (a)	19,575,000	19,575,000
Series 2006 E4, 0.33%, LOC Bank of America NA, VRDN (a)	46,175,000	46,175,000
Series 2006 I4, 0.25%, LOC Bank of New York, New York, VRDN (a)	7,100,000	7,100,000
Series 2008 J11, 0.37% (Liquidity Facility KBC Bank NV), VRDN (a)	4,500,000	4,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 J5, 0.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	$ 12,300,000	$ 12,300,000
Series 2008 J7, 0.9%, LOC Landesbank Baden-Wuert, VRDN (a)	34,050,000	34,050,000
Series 2008 J8, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	3,850,000	3,850,000
Series 2008 J9, 0.26% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	24,000,000	24,000,000
Series 2009 B3, 0.26% (Liquidity Facility TD Banknorth, NA), VRDN (a)	45,760,000	45,760,000
Series I6, 0.3%, LOC California Teachers Retirement Sys., VRDN (a)	2,100,000	2,100,000
New York City Health & Hosp. Corp. Rev. Series 2008 C, 0.26%, LOC TD Banknorth, NA, VRDN (a)	10,700,000	10,700,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 1.5%, LOC RBS Citizens NA, VRDN (a)	12,500,000	12,500,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 West Street Proj.) Series 2006 A, 0.23%, LOC Fannie Mae, VRDN (a)	40,330,000	40,330,000
(James Tower Dev. Proj.) Series 2002 A, 0.28%, LOC Fannie Mae, VRDN (a)	8,070,000	8,070,000
(Related-Monterey Proj.) Series 1997 A, 0.32%, LOC Fannie Mae, VRDN (a)	15,000,000	15,000,000
(Two Gold Street Proj.) Series 2006 A, 0.23%, LOC Fannie Mae, VRDN (a)	21,000,000	21,000,000
New York City Hsg. Dev. Corp. Residential Rev.:
(Montefiore Med. Ctr. Proj.) Series 1993 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	7,000,000	7,000,000
(Queens College Residences Proj.) Series 2008 A, 2.4%, LOC RBS Citizens NA, VRDN (a)	17,000,000	17,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.28%, LOC Bank of America NA, VRDN (a)	8,160,000	8,160,000
New York City Indl. Dev. Agcy. Rev. (123 Washington LLC Proj.) Series 2007, 0.95%, LOC Landesbank Baden-Wuert, VRDN (a)	28,000,000	28,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.28%, LOC Bank of America NA, VRDN (a)	5,964,000	5,964,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	$ 2,750,000	$ 2,750,000
Series BA 08 1206, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	2,200,000	2,200,000
Series BBT 08 15, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	21,800,000	21,800,000
Series EGL 06 69 Class A, 0.38% (Liquidity Facility Citibank NA) (a)(d)	10,100,000	10,100,000
Series EGL 06 74 Class A, 0.38% (Liquidity Facility Citibank NA) (a)(d)	13,000,000	13,000,000
Series MS 3055, 0.36% (Liquidity Facility Morgan Stanley) (a)(d)	9,890,000	9,890,000
Series PT 3992, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,000,000	3,000,000
Series Putters 3092, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,405,000	13,405,000
Series Putters 3223, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,430,000	12,430,000
Series Putters 3484, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,500,000	7,500,000
Series ROC II R 10381, 0.38% (Liquidity Facility Citibank NA) (a)(d)	6,105,000	6,105,000
Series ROC II R 11264, 0.38% (Liquidity Facility Citibank NA) (a)(d)	4,025,000	4,025,000
Series ROC II R 406, 0.38% (Liquidity Facility Citibank NA) (a)(d)	16,870,000	16,870,000
Series 2000 C, 0.36% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	22,200,000	22,200,000
Series 2001 F1, 0.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	16,465,000	16,465,000
Series 2005 AA2, 0.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,300,000	7,300,000
Series 2008 B2, 0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	13,295,000	13,295,000
Series 2008 B4, 0.26% (Liquidity Facility BNP Paribas SA), VRDN (a)	1,900,000	1,900,000
Series 2008 BB1, 0.3% (Liquidity Facility Fortis Banque SA), VRDN (a)	5,200,000	5,200,000
Series 2008 BB2, 0.29% (Liquidity Facility Bank of America NA), VRDN (a)	13,790,000	13,790,000
Series 7, 0.45% 9/3/09, CP	14,200,000	14,200,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 8, 0.55% 8/14/09, CP	$ 9,200,000	$ 9,200,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1075, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	5,000,000	5,000,000
Series BA 08 1190, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	610,000	610,000
Series EGL 07 0024, 0.38% (Liquidity Facility Citibank NA) (a)(d)	2,000,000	2,000,000
Series Putters 3545, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,360,000	5,360,000
Series 1999 A2:
0.23% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	5,310,000	5,310,000
0.23% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,200,000	11,200,000
New York City Trust Cultural Resources Rev. (Manhattan School of Music Proj.) Series 2009 A, 0.27%, LOC Wells Fargo & Co., VRDN (a)	4,000,000	4,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3323, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,995,000	3,995,000
Series Putters 3518, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,245,000	5,245,000
Series ROC II R 12106, 0.38% (Liquidity Facility Citibank NA) (a)(d)	17,000,000	17,000,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series BBT 08 18, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	15,430,000	15,430,000
Series EGL 06 47 Class A, 0.38% (Liquidity Facility Citibank NA) (a)(d)	51,905,000	51,905,000
Series EGL 07 0066, 0.38% (Liquidity Facility Citibank NA) (a)(d)	10,600,000	10,600,000
Series PT 4639, 0.39% (Liquidity Facility Deutsche Postbank AG) (a)(d)	9,270,000	9,270,000
Series Putters 1955, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,600,000	12,600,000
Series ROC II R 11722, 0.38% (Liquidity Facility Citibank NA) (a)(d)	5,235,000	5,235,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(Barnard College Proj.) Series 2008, 2.4%, LOC RBS Citizens NA, VRDN (a)	$ 3,450,000	$ 3,450,000
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.26%, LOC HSBC Bank USA, NA, VRDN (a)	2,470,000	2,470,000
(City Univ. Proj.):
Series 2008 C, 0.28%, LOC Bank of America NA, VRDN (a)	50,900,000	50,900,000
Series 2008 D, 0.25%, LOC TD Banknorth, NA, VRDN (a)	12,000,000	12,000,000
(College of New Rochelle Proj.) Series 2008, 2.4%, LOC RBS Citizens NA, VRDN (a)	16,300,000	16,300,000
(Mental Health Svcs. Facilities Impt. Proj.) Series 2003 D2H, 0.26%, LOC Royal Bank of Canada, VRDN (a)	2,100,000	2,100,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.3%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	31,400,000	31,400,000
(New York Law School Proj.) Series 2009, 0.25%, LOC TD Banknorth, NA, VRDN (a)	4,500,000	4,500,000
(Pratt Institute Proj.) Series 2009 A, 0.3%, LOC TD Banknorth, NA, VRDN (a)	13,000,000	13,000,000
(The Culinary Institute of America Proj.) Series 2006, 0.27%, LOC TD Banknorth, N.A., VRDN (a)	5,775,000	5,775,000
(Univ. of Rochester Proj.):
Series 2003 B, 0.3%, LOC HSBC Bank USA, NA, VRDN (a)	2,300,000	2,300,000
Series 2003 C, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	20,700,000	20,700,000
Series 2008 A1, 0.3%, LOC Bank of America NA, VRDN (a)	10,900,000	10,900,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BA 07 1042, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	8,280,000	8,280,000
Series PT 4641, 0.39% (Liquidity Facility Deutsche Postbank AG) (a)(d)	7,410,000	7,410,000
Series Putters 3155, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,810,000	6,810,000
Series Putters 3376, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,185,000	3,185,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.23%, LOC Fannie Mae, VRDN (a)	$ 59,145,000	$ 59,144,999
(320 West 38th Street Hsg. Proj.):
Series 2008 A, 0.28%, LOC Wachovia Bank NA, VRDN (a)	37,000,000	37,000,000
Series 2009 A, 0.28%, LOC Wachovia Bank NA, VRDN (a)	17,820,000	17,820,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.25%, LOC Fannie Mae, VRDN (a)	50,000,000	50,000,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,945,000	14,945,000
(West 37th St. Hsg. Proj.) Series 2009 A, 0.27%, LOC Wachovia Bank NA, VRDN (a)	4,200,000	4,200,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 E, 0.28%, LOC BNP Paribas SA, VRDN (a)	2,000,000	2,000,000
Series 2003 I, 0.38%, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000,000	2,000,000
Series 2003 L, 0.3%, LOC Bank of America NA, VRDN (a)	4,100,000	4,100,000
New York Local Govt. Assistance Corp.:
Series 1995 F, 0.23% (New York State Gen. Oblig. Guaranteed), LOC Societe Generale, VRDN (a)	14,275,000	14,275,000
Series 1995 G, 0.25% (New York State Gen. Oblig. Guaranteed), LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	8,430,000	8,430,000
Series 2008 B, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	34,955,000	34,955,000
Series 2008 B3V, 0.23% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	55,065,000	55,065,000
Series 2008 B7V, 0.23% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	15,000,000	15,000,000
Series 2008 BAV, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	52,730,000	52,730,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 B3, 0.25%, LOC Lloyds TSB Bank PLC, VRDN (a)	5,100,000	5,100,000
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 C, 3.5% 11/15/09	17,900,000	17,977,608
RAN Series 2009, 2% 12/31/09	26,600,000	26,777,297
Series 2005 G2, 0.31%, LOC BNP Paribas SA, VRDN (a)	15,345,000	15,345,000
Series A, 0.4% 8/21/09, LOC ABN-AMRO Bank NV, CP	16,000,000	16,000,000
Series B, 0.38% 8/10/09, LOC ABN-AMRO Bank NV, CP	29,400,000	29,400,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.:
Series 1:
0.45% 8/13/09, CP	$ 10,000,000	$ 10,000,000
0.45% 9/3/09, CP	41,838,000	41,838,000
0.57% 9/10/09, CP	8,000,000	8,000,000
0.9% 9/10/09, CP	3,844,000	3,844,000
1% 9/2/09, CP	6,225,000	6,225,000
Series 2, 0.5% 9/2/09, CP	3,700,000	3,700,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.):
Series 1994 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	24,800,000	24,800,000
Series 1994 D1, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series 1994 D2, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,300,000	4,300,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series 07 102, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	2,000,000	2,000,000
New York Urban Dev. Corp. Rev.:
Bonds:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/09	7,650,000	7,760,900
Series 2005 A, 5% 1/1/10	6,300,000	6,400,066
Participating VRDN:
Series Putters 2283, 0.56% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,375,000	14,375,000
Series Putters 3470, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,000,000	6,000,000
Series SG 163, 0.34% (Liquidity Facility Societe Generale) (a)(d)	10,760,000	10,760,000
Series 2008 A1, 0.23%, LOC Wachovia Bank NA, VRDN (a)	7,500,000	7,500,000
Series 2008 A5, 0.23%, LOC TD Banknorth, NA, VRDN (a)	16,800,000	16,800,000
Newburgh City School District BAN 2.5% 12/18/09	8,500,000	8,545,124
Oneida County Indl. Dev. Agcy. Bonds (Hamilton College Civic Facility Proj.) Series 2002, 5% 9/15/09	1,360,000	1,364,540
Oyster Bay Gen. Oblig. BAN Series 2008 C, 2.75% 9/18/09	5,000,000	5,007,180
Rochester Gen. Oblig. BAN Series 2008 II, 2.75% 8/25/09	9,800,000	9,807,289
Rockland County Gen. Oblig. BAN Series 2008 C, 3% 9/3/09	8,800,000	8,809,850
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Rotterdam-Mohonasen Central School District BAN 2% 7/9/10	$ 6,686,950	$ 6,752,739
Sayville Union Free School District BAN 1.5% 6/25/10	11,000,000	11,094,363
Schenectady Gen. Oblig. BAN Series 2009, 2.5% 5/21/10	8,395,000	8,447,295
Seaford Union Free School District BAN (School Construction Proj.) 2% 7/15/10	19,400,000	19,664,684
Suffolk County Gen. Oblig. TAN:
Series 2008 II, 3% 9/10/09	29,300,000	29,347,897
Series 2009 I, 2% 8/13/09	25,900,000	25,910,214
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,030,000	9,030,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.56% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,265,000	3,265,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	5,400,000	5,400,000
Triborough Bridge & Tunnel Auth. Revs.:
Bonds (MTA Bridges and Tunnels Proj.):
Series 2008 C, 4% 11/15/09	2,225,000	2,240,643
Series 2008 D, 4% 11/15/09	5,000,000	5,043,618
Participating VRDN Series BA 08 1188, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	3,000,000	3,000,000
Series 2002 F, 0.3% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	43,980,000	43,980,000
Series 2005 B3, 0.33% (Liquidity Facility Bank of America NA), VRDN (a)	12,465,000	12,465,000
Series 2005 B4, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	25,605,000	25,605,000
		2,315,542,180
New York & New Jersey - 2.0%
Port Auth. of New York & New Jersey:
Participating VRDN Series ROC II R 11439, 0.45% (Liquidity Facility Citibank NA) (a)(d)	7,200,000	7,200,000
Series 2004 2, 0.47%, VRDN (a)	8,300,000	8,300,000
Series 2006 3, 0.47%, VRDN (a)	22,120,000	22,120,000
Series 2008 2, 0.47%, VRDN (a)	13,810,000	13,810,000
		51,430,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - 0.7%
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.5%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	$ 5,000,000	$ 5,000,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	5,200,000	5,200,000
Wake County Gen. Oblig. Series 2003 C, 0.37% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	7,600,000	7,600,000
		17,800,000
Pennsylvania - 0.2%
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,000,000	4,000,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,380,000	2,380,000
		6,380,000
South Carolina - 0.1%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.34%, LOC Wachovia Bank NA, VRDN (a)	3,600,000	3,600,000
Tennessee - 0.4%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	9,200,000	9,200,000
Texas - 0.2%
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.28%, LOC Compass Bank, VRDN (a)	4,150,000	4,150,000
Virginia - 0.3%
Fairfax County Econ. Dev. Auth. Rev. (Flint Hill School Proj.) Series 2000, 0.39%, LOC Wachovia Bank NA, VRDN (a)	7,300,000	7,300,000
Washington - 0.2%
Washington Gen. Oblig. Participating VRDN Series BA 1212, 0.71% (Liquidity Facility Bank of America NA) (a)(d)	4,640,000	4,640,000
Municipal Securities - continued
	Shares	Value
Wisconsin - 0.2%
Wisconsin Trans. Rev. Participating VRDN Series MS 06 1864, 0.41% (Liquidity Facility Rabobank Nederland) (a)(d)	$ 5,728,000	$ 5,728,000
Other - 1.7%
Fidelity Tax-Free Cash Central Fund, 0.31% (b)(c)	42,555,000	42,555,000
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $2,533,585,180)		2,533,585,180
NET OTHER ASSETS - 1.8%		47,417,029
NET ASSETS - 100%		$ 2,581,002,209
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 50,715
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,491,030,180)	$ 2,491,030,180
Fidelity Central Funds (cost $42,555,000)	42,555,000
Total Investments (cost $2,533,585,180)		$ 2,533,585,180
Cash		9,714,289
Receivable for investments sold		37,959,516
Receivable for fund shares sold		3,901,092
Interest receivable		4,334,976
Distributions receivable from Fidelity Central Funds		8,805
Prepaid expenses		184,599
Receivable from investment adviser for expense reductions		65,326
Oter affiliated receivables		474
Other receivables		8,006
Total assets		2,589,762,263

Liabilities
Payable for investments purchased	$ 4,150,000
Payable for fund shares redeemed	4,000,072
Distributions payable	19,001
Accrued management fee	439,861
Distribution fees payable	1,523
Other affiliated payables	149,597
Total liabilities		8,760,054

Net Assets		$ 2,581,002,209
Net Assets consist of:
Paid in capital		$ 2,580,922,476
Distributions in excess of net investment income		(171)
Accumulated undistributed net realized gain (loss) on investments		79,904
Net Assets		$ 2,581,002,209
New York AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($920,779,682 ÷ 920,087,909 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,653,817,763 ÷ 1,653,202,872 shares)		$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($6,404,764 ÷ 6,402,271 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Interest		$ 8,671,107
Income from Fidelity Central Funds		50,715
Total income		8,721,822

Expenses
Management fee	$ 2,740,171
Transfer agent fees	937,756
Distribution fees	12,848
Independent trustees' compensation	4,956
Money Market Guarantee Program Fee	702,055
Total expenses before reductions	4,397,786
Expense reductions	(459,879)	3,937,907
Net investment income		4,783,915
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		42,016
Net increase in net assets resulting from operations		$ 4,825,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,783,915	$ 61,264,994
Net realized gain (loss)	42,016	217,259
Net increase in net assets resulting from operations	4,825,931	61,482,253
Distributions to shareholders from net investment income	(4,784,087)	(61,219,710)
Distributions to shareholders from net realized gain	-	(367,704)
Total distributions	(4,784,087)	(61,587,414)
Share transactions - net increase (decrease)	(285,423,073)	(1,030,418,736)
Total increase (decrease) in net assets	(285,381,229)	(1,030,523,897)

Net Assets
Beginning of period	2,866,383,438	3,896,907,335
End of period (including distributions in excess of net investment income of $171 and $0, respectively)	$ 2,581,002,209	$ 2,866,383,438

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York AMT Tax-Free Money Market

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.016	.033	.031	.022	.009
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.016	.033	.031	.022	.009
Distributions from net investment income	(.001)	(.016)	(.033)	(.031)	(.022)	(.009)
Distributions from net realized gain	-	- F	- F	-	-	- F
Total distributions	(.001)	(.016)	(.033)	(.031)	(.022)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.14%	1.65%	3.35%	3.15%	2.20%	.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35% A	.32%	.33%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.35% A	.32%	.32%	.40%	.40%	.40%
Expenses net of all reductions	.35% A	.27%	.25%	.32%	.32%	.37%
Net investment income	.29% A	1.66%	3.30%	3.12%	2.20%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 920,780	$ 1,077,634	$ 1,400,064	$ 2,203,387	$ 1,557,168	$ 1,172,513

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.017	.027
Net realized and unrealized gain (loss) G	-	-	-
Total from investment operations	.002	.017	.027
Distributions from net investment income	(.002)	(.017)	(.027)
Distributions from net realized gain	-	- G	- G
Total distributions	(.002)	(.017)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.19%	1.75%	2.72%
Ratios to Average Net Assets D,F
Expenses before reductions	.30% A	.27%	.25% A
Expenses net of fee waivers, if any	.25% A	.21%	.20% A
Expenses net of all reductions	.25% A	.17%	.14% A
Net investment income	.39% A	1.76%	3.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,653,818	$ 1,775,558	$ 2,467,175

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.015	.025
Net realized and unrealized gain (loss) G	-	-	-
Total from investment operations	.001	.015	.025
Distributions from net investment income	(.001)	(.015)	(.025)
Distributions from net realized gain	-	- G	- G
Total distributions	(.001)	(.015)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.07%	1.50%	2.52%
Ratios to Average Net Assets D,F
Expenses before reductions	.56% A	.51%	.50% A
Expenses net of fee waivers, if any	.49% A	.46%	.45% A
Expenses net of all reductions	.49% A	.42%	.40% A
Net investment income	.15% A	1.51%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,405	$ 13,192	$ 29,669

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 28, 2009, have

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Fund. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 2,533,585,180

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for New York AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate and the total amount paid to and retained by FDC were as follows:

	Service Fee	Paid to FDC	Retained by FDC
Service Class	.25%	$ 12,848	$ 1

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
New York AMT Tax-Free Money Market	$ 502,897.10
Institutional Class	432,291.05
Service Class	2,568.05
	$ 937,756

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

5. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $446,414 and $2,900, respectively.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $10,091.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Service Class	$ 474

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
From net investment income
New York AMT Tax-Free Money Market	$ 1,441,194	$ 21,691,120
Institutional Class	3,334,513	39,067,202
Service Class	8,380	461,388
Total	$ 4,784,087	$ 61,219,710
From net realized gain
New York AMT Tax-Free Money Market	$ -	$ 136,510
Institutional Class	-	227,962
Service Class	-	3,232
Total	$ -	$ 367,704

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
New York AMT Tax-Free Money Market Shares sold	193,558,723	1,143,677,313
Reinvestment of distributions	1,330,890	20,143,092
Shares redeemed	(351,705,955)	(1,486,139,422)
Net increase (decrease)	(156,816,342)	(322,319,017)
Institutional Class Shares sold	310,042,698	2,269,358,360
Reinvestment of distributions	3,158,696	37,074,451
Shares redeemed	(435,022,816)	(2,998,057,840)
Net increase (decrease)	(121,821,422)	(691,625,029)
Service Class Shares sold	9,628,747	41,323,203
Reinvestment of distributions	8,313	209,595
Shares redeemed	(16,422,369)	(58,007,488)
Net increase (decrease)	(6,785,309)	(16,474,690)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Fund's cash position may be significant during the period.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	2,824,866,659.44	95.247
Withheld	140,954,635.73	4.753
TOTAL	2,965,821,295.17	100.000
Albert R. Gamper, Jr.
Affirmative	2,826,472,229.06	95.301
Withheld	139,349,066.11	4.699
TOTAL	2,965,821,295.17	100.000
Abigail P. Johnson
Affirmative	2,823,209,261.72	95.191
Withheld	142,612,033.45	4.809
TOTAL	2,965,821,295.17	100.000
Arthur E. Johnson
Affirmative	2,823,713,458.39	95.208
Withheld	142,107,836.78	4.792
TOTAL	2,965,821,295.17	100.000
Michael E. Kenneally
Affirmative	2,827,655,790.50	95.341
Withheld	138,165,504.67	4.659
TOTAL	2,965,821,295.17	100.000
James H. Keyes
Affirmative	2,827,866,607.19	95.349
Withheld	137,954,687.98	4.651
TOTAL	2,965,821,295.17	100.000
Marie L. Knowles
Affirmative	2,828,174,804.15	95.359
Withheld	137,646,491.02	4.641
TOTAL	2,965,821,295.17	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	2,827,186,678.83	95.326
Withheld	138,634,616.34	4.674
TOTAL	2,965,821,295.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York AMT Tax-Free Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management and Research
(U.K) Inc.

Fidelity Management and Research
(Hong Kong) Limited

Fidelity Management and Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NYS-USAN-0909
1.789294.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 9, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 9, 2009